TAXATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012	Dec. 31, 2014 CHINA [Member] CNY	Dec. 31, 2014 CHINA [Member] Minimum [Member]	Dec. 31, 2014 HONG KONG [Member]	Dec. 31, 2014 LUXEMBURG [Member]	Dec. 31, 2014 JAPAN [Member]	Dec. 31, 2014 SWITZERLAND [Member]	Dec. 31, 2014 GERMANY [Member]	Dec. 31, 2014 ITALY [Member]	Dec. 31, 2014 FRANCE [Member]	Dec. 31, 2014 PORTUGAL [Member]	Dec. 31, 2014 UNITED STATES [Member]	Dec. 31, 2014 UNITED STATES [Member] Minimum [Member]	Dec. 31, 2014 UNITED STATES [Member] Maximum [Member]	Dec. 31, 2014 CANADA [Member]	Dec. 31, 2014 AUSTRALIA [Member]	Dec. 31, 2014 SOUTH AFRICA [Member]	Dec. 31, 2014 BRAZIL [Member]	Dec. 31, 2014 MEXICO [Member]
Income Tax [Line Items]
Federal corporate income tax rate	25.00%	25.00%	25.00%	(25.00%)	25.00%		16.50%	28.80%	38.00%	8.50%	33.00%	31.40%	33.33%	23.00%		15.00%	35.00%	15.00%	30.00%	28.00%	15.00%	30.00%
State/Province tax rate															8.84%			11.50%
Reduced statutory rate					15.00%
Dividend distribution witholding tax					10.00%	5.00%
Statutory reserves	$ 40,599,728	251,905,070	184,929,183		1,284,385,993
Deferred tax liability reinvested earnings					64,219,300